Leases - Rent Expense (Details) - USD ($) $ in Thousands	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2021
Leases [Abstract]
Rent expense on leases	$ 228	$ 1,091	$ 3,424